Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue
Schedule of rollforward of deferred revenue

	For the Year Ended December 31,
	2024	2025
Deferred revenue—at beginning of the year	2,337,761	2,117,020
Additions	142,727,719	110,110,409
Recognition	(142,948,460)	(109,981,266)
Deferred revenue—at end of the year	2,117,020	2,246,163
Including: Deferred revenue, current	1,396,489	1,621,429
Deferred revenue, non‑current	720,531	624,734